UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Item 1.    Reports to Stockholders.

(a)        A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

SAROFIM EQUITY FUND

Semi - Annual Report	June 30, 2023

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at https://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-727-6346; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

Management’s Discussion of Fund Performance and Analysis:

Market Review

The S&P 500 index (“S&P 500”) rebounded from a challenging 2022 to return an ebullient 17% in the first half of 2023. Investor enthusiasm was driven by hopes that the Federal Reserve’s (Fed) interest rate hike campaign was nearing an end as evident by slowing inflation data. However, narrow market leadership, a regional banking crisis, and persistent inflation remain sources of investor angst. A deeper look at the market’s performance reveals that seven mega-cap technology companies have driven the majority of the return year-to-date. This narrow, tech-focused leadership has been fueled by a wave of artificial intelligence (AI) optimism. After raising the Federal Funds Rate by a total of 100 bps through the first half of 2023, the Fed paused in June at the current 5% - 5.25% range. The rate hiking campaign has offered signs of successfully cooling the economy as labor growth deaccelerated and wages softened. Fed Chairman Powell discussed the desire to see more data and allow for the full impact of rate hikes to flow through the economy before continuing with rate increases. Nonetheless, while inflation has slowed, it remains significantly above the 2% desired rate, indicating the Fed may implement additional interest rate increases later this year. The first half of the year encompassed two earnings seasons which revealed key themes including a still resilient consumer, corporate spending pullback, inflation easing, a weaker economic outlook, and an uneven recovery in China as it reopens after years of restrictive Zero COVID policies. While the US consumer remains resilient amidst continued inflation, the labor market began to show signs of softening which should help in the Fed’s quest to tame inflation. A banking crisis also erupted as some US regional banks faced mounting losses on their long-dated bonds due to rising interest rates. Uninsured depositors were spooked by the headlines and lost confidence, choosing to move their money into larger money center banks. Three banks in the US collapsed, went into receivership, and were eventually sold off to larger banks. The swift government response was enough to calm global markets and the regional banking crisis should serve to indirectly ameliorate inflation by tightening bank lending standards. As the market digests mixed economic datapoints, it remains in a state of suspended animation awaiting more clarity on the path of the economy and inflation. Within the index, the information technology, communication services, and consumer discretionary sectors were relative outperformers while the utilities, energy, and health care sectors were relative laggards.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

Performance Summary

The Sarofim Equity Fund underperformed the S&P 500 as the dual impact of a negative allocation and selection effect detracted from relative performance in the period. Within the health care sector, the fund’s underweight allocation and strategic group of holdings outpaced the broader sector to contribute a positive allocation and selection effect. The fund benefited from its selective holdings across the financials sectors, with a particular focus on large money center bank JPMorgan Chase, and by avoiding the distressed regional banks. The fund also benefited from an underweight allocation across the utilities and real estate sectors which positively impacted relative results. Conversely, within the information technology sector, the impact of a negative stock selection effect detracted from relative performance in the period. The fund’s overweight allocation in the energy sector resulted in a negative allocation effect as the sector trailed the broad index’s performance in the period. In the consumer staples sector, the overweight allocation relative to the index resulted in a negative allocation effect while the fund’s holdings trailed sector peers and negatively contributed to relative performance. The top contributors to relative performance include Microsoft Corporation, Apple Inc., Amazon.com Inc., LVMH Moet Hennessy Louis Vuitton, and Alphabet Inc. The top detractors from relative performance include UnitedHealth Group Incorporated, Chevron Corporation, Estee Lauder Companies, Hess Corporation, and Johnson & Johnson.

Market Outlook

Equity market performance in the first half of 2023 suggests investors are embracing a narrow set of large technology companies but skeptical of a broader economic recovery. Consistent with our view at the beginning of the year, we still do not see reasons to be overly aggressive in such an uncertain market environment. The Fed has indicated it will pause its rate increase hikes; however, strong retail and employment data suggest the Fed’s pause may be temporary. At present, the regional banking crisis appears to be contained, but we are vigilantly monitoring our companies for other signs of stress. The impact of China’s reopening is also uncertain. Its available manufacturing capacity should help untangle supply chains, thereby putting downward pressure on inflation; however, a resurgent Chinese consumer could have an offsetting effect on goods prices. Since the start of 2023, earnings estimates for the S&P 500 have fallen due to margin compression which suggests that investors have not fully embraced the view that inflation is under control. In contrast, the fund’s holdings have superior earnings growth, and the fund is built to play both offense and defense. Against this uncertain backdrop, the Sarofim Equity Fund continues to invest in financially strong, industry-leading companies led by skilled managers. We remain focused on identifying companies

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

that are not overly capital, energy, or labor intensive. These businesses naturally exhibit higher margins and returns on capital, giving them an advantage in dealing with changing economic conditions and in consistently generating free cash flows which allow our portfolio to outperform over a long-term investment horizon.

Definition of the Comparative Index

The Standard & Poor’s 500® Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.

This document is confidential and intended solely for the recipient and may not be published, reproduced or distributed without the express written consent of Fayez Sarofim & Co. (“FS & Co.”). This presentation is neither an offer to sell nor a solicitation of any offer to buy any securities, investment product or investment advisory services.

Any projections, market outlooks or estimates expressed herein are forward looking statements and are based on certain assumptions. Such projections, outlooks and assumptions should not be construed to be indicative of the actual events that ‘will occur and do not constitute investment advice. Opinions and information included herein are current opinions and information only as of the date hereof or as of the date indicated, and are subject to change without notice. Additionally, ‘while information contained herein is believed to be accurate and/or derived from sources ‘which the FS & Co. believes to be reliable, FS & Co. disclaims any and all liability as to the completeness or accuracy of the information contained herein. For performance data current to the most recent month end, please call 1-855-727-6346.

Any indices highlighted herein are presented for comparative purposes only. “The volatility of a referenced indices may be materially different from that of FS & Co.’s products, and FS & Co.’s holdings may differ significantly from the securities that comprise the highlighted indices. Products offered by FS & Co. will hold considerably fewer securities than the referenced indices.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

SECTOR WEIGHTING †:

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.8%

	Shares	Value

Canada — 1.6%
Canadian Pacific Kansas City	21,280	$1,718,786

Denmark — 4.0%
Novo Nordisk ADR	25,770	4,170,359

France — 3.7%
LVMH Moet Hennessy Louis Vuitton ADR	20,465	3,864,611

Netherlands — 2.3%
ASML Holding, Cl G	3,265	2,366,309

Switzerland — 1.6%
Nestle ADR	13,678	1,646,147

United Kingdom — 1.9%
AstraZeneca PLC ADR	18,000	1,288,260
BAE Systems ADR	16,000	767,360

		2,055,620

United States — 84.7%

Communication Services — 3.5%
Alphabet, Cl C *	20,005	2,420,005

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Communication Services — (continued)
Comcast, Cl A	30,561	$1,269,810

		3,689,815

Consumer Discretionary — 8.6%
Amazon.com *	36,100	4,705,996
Marriott International, Cl A	8,120	1,491,563
McDonald’s	5,558	1,658,562
NIKE, Cl B	10,960	1,209,655

		9,065,776

Consumer Staples — 8.3%
Coca-Cola	34,752	2,092,766
Estee Lauder, Cl A	6,027	1,183,582
PepsiCo	13,345	2,471,761
Philip Morris International	20,174	1,969,386
Procter & Gamble	6,800	1,031,832

		8,749,327

Energy — 9.1%
Chevron	17,622	2,772,822
Enterprise Products Partners	38,300	1,009,205
EOG Resources	13,400	1,533,496
Exxon Mobil	5,000	536,250
Hess	27,500	3,738,625

		9,590,398

Financials — 15.8%
Berkshire Hathaway, Cl B *	1,744	594,704
BlackRock, Cl A	3,590	2,481,192
CME Group, Cl A	2,800	518,812
Intercontinental Exchange	17,860	2,019,609
JPMorgan Chase	7,284	1,059,385
Mastercard, Cl A	5,635	2,216,246
Progressive	8,920	1,180,740
S&P Global	6,218	2,492,734
Visa, Cl A	17,075	4,054,971

		16,618,393

Health Care — 7.7%
Abbott Laboratories	18,595	2,027,227
Intuitive Surgical *	4,845	1,656,699
UnitedHealth Group	7,625	3,664,880

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Health Care — (continued)
Zoetis, Cl A	4,480	$771,501

		8,120,307

Industrials — 6.3%
Automatic Data Processing	3,880	852,785
Broadridge Financial Solutions	3,580	592,955
Otis Worldwide	6,475	576,340
Raytheon Technologies	9,501	930,718
Union Pacific	11,128	2,277,011
Verisk Analytics, Cl A	5,520	1,247,686

		6,477,495

Information Technology — 21.3%
Adobe *	2,810	1,374,062
Apple	30,266	5,870,696
Intuit	2,920	1,337,915
Microsoft	28,905	9,843,309
Texas Instruments	21,871	3,937,217

		22,363,199

Materials — 4.1%
Air Products and Chemicals	9,714	2,909,634
Sherwin-Williams	5,090	1,351,497

		4,261,131

		88,935,841

TOTAL COMMON STOCK (Cost $38,123,470)		104,757,673

SHORT-TERM INVESTMENT(A) — 0.1%

First America Government Obligations Fund, Cl X, 5.120% (Cost $147,658)	147,658	147,658

TOTAL INVESTMENTS— 99.9% (Cost $38,271,128)		$104,905,331

Percentages are based on Net Assets of $104,996,069.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Rate shown is the 7-day effective yield as of June 30, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of June 30, 2023, all of the Fund’s investments were Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $38,271,128)	$104,905,331
Receivable for Investment Securities Sold	1,124,059
Dividends Receivable	72,980
Tax Reclaim Receivable	41,752
Prepaid Expenses	13,690

Total Assets	106,157,812

Liabilities:
Payable for Investment Securities Purchased	1,072,994
Payable due to Adviser	33,809
Payable due to Administrator	8,425
Chief Compliance Officer Fees Payable	3,756
Payable due to Trustees	613
Other Accrued Expenses	42,146

Total Liabilities	1,161,743

Net Assets	$104,996,069

Net Assets Consist of:
Paid-in Capital	$30,382,730
Total Distributable Earnings	74,613,339

Net Assets	$104,996,069

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,871,265

Net Asset Value, Offering and Redemption Price Per Share*	$15.28

*	Redemption price per share may vary depending on the length of time Shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND FOR THE SIX MONTHS ENDED JUNE 30, 2023 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$863,422
Less: Foreign Taxes Withheld	(39,188)

Total Investment Income	824,234

Expenses:
Investment Advisory Fees	244,896
Administration Fees	49,871
Trustees’ Fees	12,786
Chief Compliance Officer Fees	3,655
Legal Fees	22,743
Transfer Agent Fees	13,774
Audit Fees	12,930
Registration and Filing Fees	11,635
Printing Fees	8,756
Custodian Fees	2,751
Other Expenses	11,350

Total Expenses	395,147

Less:

Waiver of Investment Advisory Fees	(52,288)

Net Expenses	342,859

Net Investment Income	481,375

Net Realized Gain on Investments	3,302,990

Net Change in Unrealized Appreciation on Investments	9,100,911

Net Realized and Unrealized Gain on Investments	12,403,901

Net Increase in Net Assets Resulting from Operations	$12,885,276

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net Investment Income	$481,375	$760,409
Net Realized Gain (Loss)	3,302,990	7,736,413
Net Change in Unrealized Appreciation (Depreciation)	9,100,911	(33,032,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,885,276	(24,535,692)

Distributions:	(429,172)	(8,071,814)

Capital Share Transactions:
Issued	6,553	122,169
Reinvestment of Dividends and Distributions	166,178	3,521,505
Redeemed	(2,407,897)	(6,045,681)

Net Decrease in Net Assets from Capital Share Transactions	(2,235,166)	(2,402,007)

Total Increase (Decrease) in Net Assets	10,220,938	(35,009,513)

Net Assets:
Beginning of Year/Period	94,775,131	129,784,644

End of Year/Period	$104,996,069	$94,775,131

Share Transactions:
Issued	459	7,649
Reinvestment of Dividends and Distributions	11,362	257,769
Redeemed	(169,647)	(406,406)

Net Decrease in Shares Outstanding from Share Transactions	(157,826)	(140,988)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period/Year

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net Asset Value, Beginning of Period/Year	$13.48		$18.10	$15.39	$13.33	$10.34	$11.92

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.07		0.11	0.10	0.12	0.15	0.17
Net Realized and Unrealized Gain (Loss)	1.79		(3.55)	4.12	3.07	3.50	(0.99)

Total from Investment Operations	1.86		(3.44)	4.22	3.19	3.65	(0.82)

Redemption Fees	—		—	—	—	—	—

Dividends and Distributions:
Net Investment Income	(0.06)		(0.11)	(0.10)	(0.13)	(0.14)	(0.17)
Net Realized Gains	—		(1.07)	(1.41)	(1.00)	(0.52)	(0.59)

Total Dividends and Distributions	(0.06)		(1.18)	(1.51)	(1.13)	(0.66)	(0.76)

Net Asset Value, End of Period/Year	$15.28		$13.48	$18.10	$15.39	$13.33	$10.34

Total Return †	13.84%		(19.04)%	27.61%	24.32%	35.56%	(6.83)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$104,996		$94,775	$129,785	$111,089	$99,514	$80,561
Ratio of Expenses to Average Net Assets	0.70%	**	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.81%	**	0.80%	0.76%	0.78%	0.77%	0.78%
Ratio of Net Investment Income to Average Net Assets	0.98%	**	0.72%	0.56%	0.88%	1.19%	1.36%
Portfolio Turnover Rate	4%*	**	7%	3%	8%	6%	9%

**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the Sarofim Equity Fund (the “Fund”). The Fund is diversified and its investment objective is to seek long-term capital appreciation consistent with the preservation of capital; current income is a secondary goal. The financial statements of the remaining funds of the Trust are presented separately. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a- 5, the Trust’s Board of Trustees (the “Board”) designated Fayez Sarofim & Co. (the “Adviser”) as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Fund’s Board and were implemented through the Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

For the six months ended June 30, 2023, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax benefits. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of capital shares held for less than 90 days. For the six months ended June 30, 2023 and year ended December 31, 2022, there were no redemption fees retained by the Fund. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2023, the Fund was charged $49,871 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets until April 30, 2024. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2024. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 0.70% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

At June 30, 2023, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Ending	Subject to Repayment until June 30,	Amount

07/01/2020-06/30/2021	2024	$71,397
07/01/2021-06/30/2022	2025	84,303
07/01/2022-06/30/2023	2026	107,179

		$262,879

6.	Investment Transactions:

For the six months ended June 30, 2023, the Fund made purchases of $3,528,644 and sales of $5,641,873 in investment securities other than long-term U.S. Government and short-term securities. For the six months ended June 30, 2023, there were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The tax character of dividends and distributions paid during the years ended December 31, 2022 and 2021 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

2022	$781,497	$7,290,317	$8,071,814
2021	699,993	9,785,356	10,485,349

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	$4,538,303
Unrealized Appreciation	57,618,954
Other Temporary Differences	(22)

Total Distributable Earnings	$62,157,235

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to partnership adjustments. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Fund at June 30, 2023, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$ 38,271,128	$ 66,758,310	$ (124,107)	$ 66,634,203

8.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Security Risk — Investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

Market Sector Risk — The Fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Investment Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles. Additionally, by focusing on large capitalization, high quality stocks, the Fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

9.	Concentration of Shareholders:

At June 30, 2023, 38% of total shares outstanding were held by one affiliated shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Subsequent Events:

The Fund has been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

This Page Intentionally Left Blank.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return	$1,000.00	$1,138.40	0.70%	$3.71

Hypothetical 5% Return	1,000.00	1,021.32	0.70	3.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 23, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders.

•	no material changes had been made to the Program during the period covered by the report.

•	during the period covered by the report, the Board approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 23–24, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by Sarofim

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of Sarofim

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND JUNE 30, 2023 (Unaudited)

advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

Sarofim Equity Fund

P.O. Box 588

Portland, ME 04112

1-855-727-6346

Adviser:

Fayez Sarofim & Co.

Two Houston Center

909 Fannin Street, Suite 2907

Houston, TX 77010

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Fund described.

SAR-SA-001-1000

(b)        Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b)

or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: September 7, 2023